Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and Liabilities Measured at Fair Value on a Recurring Basis

	As of December 31, 2016	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents:
Cash	$528,637	$528,637	$—	$—
Money market funds	224,765	224,765	—	—
Corporate securities	82,693	—	82,693	—
Available-for-sale securities:
Agency securities	411,493	—	411,493	—
Corporate securities	840,966	—	839,968	998
Municipal securities	9,988	—	9,988	—
Government securities	444,618	—	444,618	—
Prepaid expenses and other current assets:
Foreign currency derivatives	2,506	—	2,506	—

Total assets	$2,545,666	$753,402	$1,791,266	$998

Accrued expenses and other current liabilities:
Foreign currency derivatives	4,435	—	4,435	—

Total liabilities	$4,435	$—	$4,435	$—

	As of December 31, 2015	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in thousands)
Assets:
Cash and cash equivalents:
Cash	$204,200	$204,200	$—	$—
Money market funds	102,968	102,968	—	—
Corporate securities	3,588	—	3,588	—
Available-for-sale securities:
Agency securities	530,522	—	530,522	—
Corporate securities	697,221	—	695,809	1,412
Municipal securities	14,878	—	14,878	—
Government securities	152,045	—	152,045	—
Prepaid expenses and other current assets:
Foreign currency derivatives	1,063	—	1,063	—

Total assets	$1,706,485	$307,168	$1,397,905	$1,412

Accrued expenses and other current liabilities:
Foreign currency derivatives	3,678	—	3,678	—

Total liabilities	$3,678	$—	$3,678	$—

Fair Value, by Balance Sheet Grouping

As of December 31, 2016, the fair value of the Convertible Notes, which was determined based on inputs that are observable in the market (Level 2) based on the closing trading price per $100 as of the last day of trading for the year ended December 31, 2016, and carrying value of debt instruments (carrying value excludes the equity component of the Company’s Convertible Notes classified in equity) was as follows (in thousands):

	Fair Value	Carrying Value
Convertible Senior Notes	$1,674,688	$1,348,156